Intangible Assets and Non-current Asset Impairment - Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₩ 987,642	₩ 912,821
Amortization	(426,272)	(430,906)
Disposals	(2,055)	(721)
Impairment loss	(249,450)	(82)	₩ (1,809)
Reversal of impairment loss	960	348	35
Transfer from construction-in-progress	(800)	449
Effect of movements in exchange rates	5,863	4,638
Ending balance	873,448	987,642	912,821
Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	437,945	372,835
External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	119,615	128,260
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	4,344,102	3,836,290
Ending balance	4,898,351	4,344,102	3,836,290
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(3,344,939)	(2,911,684)
Ending balance	(3,764,935)	(3,344,939)	(2,911,684)
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(11,521)	(11,785)
Ending balance	(259,968)	(11,521)	(11,785)
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	230,021	246,966
Amortization	(42,550)	(43,437)
Impairment loss	(29,152)
Effect of movements in exchange rates	4,318	1,896
Ending balance	191,034	230,021	246,966
Intellectual property rights [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	28,397	24,596
Intellectual property rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	926,969	895,721
Ending balance	959,683	926,969	895,721
Intellectual property rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(696,948)	(648,755)
Ending balance	(739,498)	(696,948)	(648,755)
Intellectual property rights [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Ending balance	(29,151)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	177,599	161,490
Amortization	(82,016)	(80,159)
Disposals	(239)
Impairment loss	(8,905)
Transfer from construction-in-progress	111,359	95,028
Effect of movements in exchange rates	347	1,240
Ending balance	198,145	177,599	161,490
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	992,139	898,278
Ending balance	1,097,290	992,139	898,278
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(814,540)	(736,788)
Ending balance	(890,281)	(814,540)	(736,788)
Software [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Ending balance	(8,864)
Memberships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	46,039	43,200
Disposals	(1,816)	(721)
Impairment loss		(82)
Reversal of impairment loss	960	348
Transfer from construction-in-progress		449
Effect of movements in exchange rates	23	1
Ending balance	46,052	46,039	43,200
Memberships [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	846	2,844
Memberships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	57,560	54,985
Ending balance	56,612	57,560	54,985
Memberships [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(11,521)	(11,785)
Ending balance	(10,560)	(11,521)	(11,785)
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	366,910	296,760
Amortization	(297,959)	(302,685)
Impairment loss	(131,713)
Ending balance	375,183	366,910	296,760
Development costs [member] | Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	437,945	372,835
Development costs [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,142,832	1,769,998
Ending balance	2,580,777	2,142,832	1,769,998
Development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,775,922)	(1,473,238)
Ending balance	(2,073,881)	(1,775,922)	(1,473,238)
Development costs [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Ending balance	(131,713)
Construction-in-progress (software) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	36,963	30,933
Transfer from construction-in-progress	(112,159)	(95,028)
Effect of movements in exchange rates	72	238
Ending balance	15,245	36,963	30,933
Construction-in-progress (software) [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	90,369	100,820
Construction-in-progress (software) [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	36,963	30,933
Ending balance	15,245	36,963	30,933
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	24,322	27,839
Amortization	(2,637)	(3,517)
Impairment loss	(21,685)
Ending balance		24,322	27,839
Customer relationships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	59,176	59,176
Ending balance	59,176	59,176	59,176
Customer relationships [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(34,854)	(31,337)
Ending balance	(37,491)	(34,854)	(31,337)
Customer relationships [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Ending balance	(21,685)
Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,477	2,584
Amortization	(1,108)	(1,107)
Ending balance	369	1,477	2,584
Technology [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	11,075	11,074
Ending balance	11,074	11,075	11,074
Technology [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(9,598)	(8,490)
Ending balance	(10,705)	(9,598)	(8,490)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	104,311	103,048
Impairment loss	(57,995)
Effect of movements in exchange rates	1,103	1,263
Ending balance	47,419	104,311	103,048
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	104,311	103,048
Ending balance	105,414	104,311	103,048
Goodwill [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Ending balance	(57,995)
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1
Amortization	(2)	(1)
Ending balance	1		1
Others [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	3
Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	13,077	13,077
Ending balance	13,080	13,077	13,077
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(13,077)	(13,076)
Ending balance	₩ (13,079)	₩ (13,077)	₩ (13,076)